2. Summary of Significant Accounting Policies: Property and Equipment: Property and Equipment (Details)	12 Months Ended
Dec. 31, 2014
Computer Equipment
Property, Plant and Equipment, Useful Life	5 years
Machinery and Equipment
Property, Plant and Equipment, Useful Life	10 years